Vanguard Wellesley® Income Fund
Supplement Dated July 1, 2022, to the Prospectus and Summary Prospectus Dated January 31, 2022
Important Changes to Vanguard Wellesley Income Fund

Effective immediately, W. Michael Reckmeyer, III has retired from Wellington Management Company LLP and no longer serves as a co-portfolio manager of Vanguard Wellesley Income Fund (the Fund). Matthew C. Hand and Loren L. Moran remain as the portfolio managers of the Fund.
All references to Mr. Reckmeyer and corresponding disclosure related to Mr. Reckmeyer in the Fund’s Prospectus and Summary Prospectus are hereby deleted. The Fund’s investment objective, strategies, and policies remain unchanged.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 27F 072022

Vanguard Wellesley® Income Fund

Supplement Dated July 1, 2022, to the Statement of Additional Information Dated January 31, 2022
Important Changes to Vanguard Wellesley Income Fund
Effective immediately, W. Michael Reckmeyer, III has retired from Wellington Management Company LLP and no longer serves as a co-portfolio manager of Vanguard Wellesley Income Fund (the Fund). Matthew C. Hand and Loren L. Moran remain as the portfolio managers of the Fund.
All references to Mr. Reckmeyer and corresponding disclosure related to Mr. Reckmeyer in the Fund’s Statement of Additional Information are hereby deleted. The Fund’s investment objective, strategies, and policies remain unchanged.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 027G 072022